Consolidated Statement of Operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 209,908	$ 33,917	$ 0
Cost of product sales	(4,579)	(1,393)	0
Research and development expenses	(187,898)	(158,002)	(142,032)
Selling and marketing expenses	(69,052)	(64,780)	(22,101)
General and administrative expenses	(72,006)	(71,462)	(55,130)
Total operating expense	(333,535)	(295,637)	(219,263)
Loss from operations	(123,627)	(261,720)	(219,263)
Other income (expense)
Financial income	17,970	66	832
Financial expense	(36,924)	(18,340)	(4,926)
Non-operating (expense) income	(12,080)	28,489	(22,606)
Total other (expense) income	(31,034)	10,215	(26,700)
Loss before taxes	(154,661)	(251,505)	(245,963)
Income tax (expense) benefit	(1,139)	21,479	(327)
Net loss	(155,800)	(230,026)	(246,290)
Net loss attributable to:
Owners of the parent	$ (155,800)	$ (230,026)	$ (246,290)
Net loss per share
Basic net loss per share (in USD per share)	$ (1.99)	$ (3.00)	$ (3.77)
Diluted net loss per share (in USD per share)	$ (1.99)	$ (3.00)	$ (3.77)
Product Revenue
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 74,908	$ 33,917	$ 0
Contract Revenue
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 135,000	$ 0	$ 0